As filed with the Securities and Exchange Commission on August 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6611
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2017

Date of reporting period:  June 30, 2016

Item 1. Schedules of Investments.
Meydenbauer Dividend Growth Fund
Schedule of Investments
at June 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 97.41%	Value
	Ambulatory Health Care Services - 2.21%
15,000	Quest Diagnostics, Inc.	$1,221,150
	Building Material and Garden Equipment - 2.55%
11,000	Home Depot, Inc.	1,404,590
	Chemical Manufacturing - 4.78%
23,000	AbbVie, Inc.	1,423,930
10,000	Johnson & Johnson	1,213,000
		2,636,930
	Computer and Electronic Product Manufacturing - 16.16%
12,000	Apple, Inc.	1,147,200
58,000	Applied Materials, Inc.	1,390,260
60,000	Cisco Systems, Inc.	1,721,400
15,000	Harris Corp.	1,251,600
36,800	Intel Corp.	1,207,040
30,000	Maxim Integrated Products, Inc.	1,070,700
8,300	Raytheon Co.	1,128,385
		8,916,585
	Couriers and Messengers - 2.15%
11,000	United Parcel Service, Inc. - Class B	1,184,920
	Credit Intermediation and Related Activities - 5.93%
111,000	Huntington Bancshares, Inc.	992,340
18,000	JPMorgan Chase & Co.	1,118,520
75,000	Umpqua Holdings Corp.	1,160,250
		3,271,110
	Electrical Equipment, Appliance, and Component Manufacturing - 2.72%
9,000	Whirlpool Corp.	1,499,760
	Food Manufacturing - 2.21%
8,000	J.M. Smucker Co.	1,219,280
	Food Services and Drinking Places - 1.84%
16,000	Darden Restaurants, Inc.	1,013,440
	Furniture and Related Product Manufacturing - 4.12%
26,000	Johnson Controls, Inc.	1,150,760
22,000	Leggett & Platt, Inc.	1,124,420
		2,275,180
	General Merchandise Stores - 1.77%
14,000	Target Corp.	977,480
	Health and Personal Care Stores - 2.26%
15,000	Walgreen Co.	1,249,050
	Insurance Carriers and Related Activities - 1.98%
16,000	Marsh & McLennan Cos., Inc.	1,095,360
	Machinery Manufacturing - 4.76%
48,000	General Electric Co.	1,511,040
16,000	Scotts Miracle-Gro Co. - Class A	1,118,560
		2,629,600
	Merchant Wholesalers, Nondurable Goods - 2.12%

15,000	Cardinal Health, Inc.	1,170,150
	Miscellaneous Manufacturing - 1.97%
6,200	3M Co.	1,085,744
	Paper Manufacturing - 2.03%
26,500	International Paper Co.	1,123,070
	Petroleum and Coal Products Manufacturing - 4.11%
10,300	Chevron Corp.	1,079,749
12,700	Exxon Mobil Corp.	1,190,498
		2,270,247
	Plastics and Rubber Products Manufacturing - 2.08%
11,000	Illinois Tool Works, Inc.	1,145,760
	Professional, Scientific, and Technical Services - 10.22%
10,000	Accenture plc - Class A (a)	1,132,900
7,000	Amgen, Inc.	1,065,050
16,800	Broadridge Financial Solutions, Inc.	1,095,360
48,000	Interpublic Group of Cos., Inc.	1,108,800
18,700	Lamar Advertising Co. - Class A	1,239,810
		5,641,920
	Publishing Industries (except Internet) - 2.60%
28,000	Microsoft Corp.	1,432,760
	Rail Transportation - 2.05%
13,300	Norfolk Southern Corp.	1,132,229
	Real Estate - 2.17%
11,000	Digital Realty Trust, Inc.	1,198,890
	Transportation Equipment Manufacturing - 10.50%
9,000	Boeing Co.	1,168,830
45,000	General Motors Co.	1,273,500
10,000	Honeywell International, Inc.	1,163,200
5,000	Lockheed Martin Corp.	1,240,850
27,000	Magna International, Inc. (a)	946,890
		5,793,270
	Wholesale Electronic Markets and Agents and Brokers - 2.12%
28,000	KAR Auction Services, Inc.	1,168,720

	TOTAL COMMON STOCKS (Cost $47,495,099)	53,757,195

Shares	MONEY MARKET FUNDS - 5.03%	Value
2,773,078	Fidelity Institutional Government Portfolio - Class I, 0.26% (b)	2,773,078
	TOTAL MONEY MARKET FUNDS (Cost $2,773,078)	2,773,078

	TOTAL INVESTMENTS IN SECURITIES (Cost $50,268,177) - 102.44%	56,530,273
	Liabilities in Excess of Other Assets - (2.44)%	(1,345,853)
	NET ASSETS - 100.00%	$55,184,420

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of June 30, 2016.

Aasgard Dividend Growth Small & Mid-Cap Fund
Schedule of Investments
at June 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 82.60%	Value
	Apparel Manufacturing - 3.84%
4,490	Cintas Corp.	$440,604
14,800	Weyco Group, Inc.	411,144
		851,748
	Building Material and Garden Equipment and Supplies Dealers - 1.63%
8,140	Fastenal Co.	361,335
	Chemical Manufacturing - 6.14%
4,230	Bio-Techne Corp.	477,017
4,270	Church & Dwight Co., Inc.	439,340
6,240	Sensient Technologies Corp.	443,290
		1,359,647
	Computer and Electronic Product Manufacturing - 9.12%
11,890	FLIR Systems, Inc.	367,996
16,370	Juniper Networks, Inc.	368,161
10,280	Plantronics, Inc.	452,320
6,850	ResMed, Inc.	433,126
8,680	Xilinx, Inc.	400,408
		2,022,011
	Credit Intermediation and Related Activities - 1.79%
25,610	Umpqua Holdings Corp.	396,187
	Electrical Equipment, Appliance, and Component Manufacturing - 4.03%
5,190	A.O. Smith Corp.	457,291
6,270	Dover Corp.	434,636
		891,927
	Food and Beverage Stores - 1.91%
13,240	Whole Foods Market, Inc.	423,945
	Food Manufacturing - 1.96%
4,080	McCormick & Co., Inc.	435,214
	Food Services and Drinking Places - 3.57%
8,740	Brinker International, Inc.	397,932
6,200	Darden Restaurants, Inc.	392,708
		790,640
	Furniture and Related Product Manufacturing - 3.62%
8,310	Leggett & Platt, Inc.	424,724
7,250	Williams-Sonoma, Inc.	377,943
		802,667
	Health and Personal Care Stores - 1.84%
10,885	Owens & Minor, Inc.	406,881
	Insurance Carriers and Related Activities - 7.33%
4,540	Hanover Insurance Group, Inc.	384,175
31,840	Maiden Holdings Ltd.	389,722
4,260	Reinsurance Group of America, Inc.	413,177
7,090	Safety Insurance Group, Inc.	436,602
		1,623,676
	Machinery Manufacturing - 3.78%
4,970	Lam Research Corp.	417,778
3,770	Stanley Black & Decker, Inc.	419,300
		837,078
	Management of Companies and Enterprises - 2.05%
14,970	Arrow Financial Corp.	453,441

	Merchant Wholesalers, Durable Goods - 3.91%
5,750	Reliance Steel & Aluminum Co.	442,175
3,010	Watsco, Inc.	423,477
		865,652
	Miscellaneous Manufacturing - 3.75%
4,980	Hasbro, Inc.	418,270
8,200	Hill-Rom Holdings, Inc.	413,690
		831,960
	Nursing and Residential Care Facilities - 1.88%
6,430	National Healthcare Corp.	416,278
	Petroleum and Coal Products Manufacturing - 1.30%
12,150	HollyFrontier Corp.	288,805
	Pipeline Transportation - 4.34%
11,230	New Jersey Resources Corp.	432,917
24,440	Williams Cos., Inc.	528,637
		961,554
	Professional, Scientific, and Technical Services - 7.20%
6,750	Broadridge Financial Solutions, Inc.	440,100
14,220	Convergys Corp.	355,500
4,800	Jack Henry & Associates, Inc.	418,896
7,960	Leidos Holdings, Inc.	381,045
		1,595,541
	Telecommunications - 1.90%
5,420	ATN International, Inc.	421,730
	Transportation Equipment Manufacturing - 3.70%
4,300	Polaris Industries, Inc.	351,568
11,780	Standard Motor Products, Inc.	468,608
		820,176
	Utilities - 2.01%
9,950	Avista Corp.	445,760

	TOTAL COMMON STOCKS (Cost $17,621,212)	18,303,853

Shares	REITS - 10.33%	Value
4,450	Digital Realty Trust, Inc.	485,005
6,010	EPR Properties	484,887
2,570	Federal Realty Investment Trust	425,464
8,680	LTC Properties, Inc.	449,016
6,420	Realty Income Corp.	445,291
	TOTAL REITS (Cost $2,009,160)	2,289,663

Shares	CLOSED-END FUNDS - 1.91%	Value
12,910	Main Street Capital Corp.	424,093
	TOTAL CLOSED-END FUNDS (Cost $401,734)	424,093

Shares	MONEY MARKET FUNDS - 4.27%	Value
945,741	Fidelity Institutional Government Portfolio - Class I, 0.26% (a)	945,741
	TOTAL MONEY MARKET FUNDS (Cost $945,741)	945,741

	TOTAL INVESTMENTS IN SECURITIES (Cost $20,977,847) - 99.11%	21,963,350
	Other Assets in Excess of Liabilities - 0.89%	197,063
	NET ASSETS - 100.00%	$22,160,413

(a)	Rate shown is the 7-day annualized yield as of June 30, 2016.

Coldstream Funds
Notes to Schedule of Investments
June 30, 2016 (Unaudited)

Note 1 – Securities Valuation

       The Meydenbauer Dividend Growth Fund and the Aasgard Dividend Growth Small & Mid-Cap Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2016:

Meydenbauer Dividend Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,013,440	$-	$-	$1,013,440
Finance and Insurance	4,366,470	-	-	4,366,470
Health Care and Social Assistance	1,221,150	-	-	1,221,150
Information	1,432,760	-	-	1,432,760
Manufacturing	30,595,426	-	-	30,595,426
Professional, Scientific, and Technical Services	5,641,920	-	-	5,641,920
Real Estate, Rental, and Leasing	1,198,890	-	-	1,198,890
Retail Trade	3,631,120	-	-	3,631,120
Transportation and Warehousing	2,317,149	-	-	2,317,149
Wholesale Trade	2,338,870	-	-	2,338,870
Total Common Stocks	53,757,195	-	-	53,757,195
Money Market Funds	2,773,078	-	-	2,773,078
Total Investments in Securities	$56,530,273	$-	$-	$56,530,273

Aasgard Dividend Growth Small & Mid-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$790,640	$-	$-	$790,640
Finance and Insurance	2,019,863	-	-	2,019,863
Health Care and Social Assistance	416,278	-	-	416,278
Information	421,730	-	-	421,730
Management of Companies and Enterprises	453,442	-	-	453,442
Manufacturing	8,763,290	-	-	8,763,290
Professional, Scientific, and Technical Services	1,595,541	-	-	1,595,541
Retail Trade	1,570,103	-	-	1,570,103
Transportation and Warehousing	961,554	-	-	961,554
Utilities	445,760	-	-	445,760
Wholesale Trade	865,652	-	-	865,652
Total Common Stocks	18,303,853	-	-	18,303,853
REITs	2,289,663	-	-	2,289,663
Closed-End Funds	424,093	-	-	424,093
Money Market Funds	945,741	-	-	945,741
Total Investments in Securities	$21,963,350	$-	$-	$21,963,350

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2016, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended June 30, 2016.
Note 2 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at June 30, 2016, was as follows*:
Meydenbauer Dividend Growth Fund
Cost of investments	$50,268,177

Gross unrealized appreciation	$7,470,289
Gross unrealized depreciation	(1,208,193)
Net unrealized appreciation	$6,262,096

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Aasgard Dividend Growth Small & Mid-Cap Fund commenced operations on April 1, 2016. The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows**:

Aasgard Dividend Growth Small & Mid-Cap Fund
Cost of investments	$20,977,847

Gross unrealized appreciation	$1,345,655
Gross unrealized depreciation	(360,152)
Net unrealized appreciation	$985,503

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  8/19/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 8/19/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 8/19/2016

* Print the name and title of each signing officer under his or her signature.